EXPLORATION, EVALUATION AND PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Exploration, evaluation and project expenses [Abstract]
Schedule of exploration, evaluation and project expenses

For the years ended December 31	2025	2024
Global exploration and evaluation[1]	$220	$153
Project costs:
Reko Diq	11	126
Other	109	76
Minesite exploration and evaluation[1]	27	37
Total exploration, evaluation and project expenses	$367	$392
[1]Approximates the impact on operating cash flow